Risk management - Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 361,932,872	[1]	$ 304,503,510	₩ 320,106,078	[1]
Securities at amortized cost		17,086,274		14,375,125	17,020,839
Financial assets at FVTPL	[2]	8,280,427			10,513,926
Financial assets at FVTOCI		38,126,977			28,948,141
Derivative assets (Designated for hedging)		106,764		$ 89,823	174,820
Off balance sheet item
Off-balance accounts		127,402,271			123,898,136
Total		552,935,585			500,661,940
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		338,674,446			296,186,751
Securities at amortized cost		16,785,265			16,749,531
Financial assets at FVTPL		6,150,464			6,954,630
Financial assets at FVTOCI		34,242,133			25,966,333
Derivative assets (Designated for hedging)		11,678			0
Off balance sheet item
Off-balance accounts		123,375,839			119,699,069
Total		519,239,825			465,556,314
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,620,622			4,356,747
Securities at amortized cost		92,880			0
Financial assets at FVTPL		1,330			13,403
Financial assets at FVTOCI		808,359			608,893
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		1,001,430			1,393,734
Total		7,524,621			6,372,777
USA
Categories of financial assets
Loans and other financial assets at amortized cost		3,742,331			3,988,304
Securities at amortized cost		27,018			110,597
Financial assets at FVTPL		1,188,358			1,083,096
Financial assets at FVTOCI		1,713,435			1,092,636
Derivative assets (Designated for hedging)		95,086			165,458
Off balance sheet item
Off-balance accounts		375,929			399,678
Total		7,142,157			6,839,769
UK
Categories of financial assets
Loans and other financial assets at amortized cost		212,821			1,990,490
Securities at amortized cost		0			0
Financial assets at FVTPL		195,048			493,285
Financial assets at FVTOCI		1,755			5
Derivative assets (Designated for hedging)		0			3,740
Off balance sheet item
Off-balance accounts		31,116			38,389
Total		440,740			2,525,909
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		811,030			1,404,670
Securities at amortized cost		0			0
Financial assets at FVTPL		61,315			480,760
Financial assets at FVTOCI		23,193			5,460
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		32,402			41,378
Total		927,940			1,932,268
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	12,871,622			12,179,116
Securities at amortized cost	[3]	181,111			160,711
Financial assets at FVTPL	[3]	683,912			1,488,752
Financial assets at FVTOCI	[3]	1,338,102			1,274,814
Derivative assets (Designated for hedging)	[3]	0			5,622
Off balance sheet item
Off-balance accounts	[3]	2,585,555			2,325,888
Total	[3]	₩ 17,660,302			₩ 17,434,903

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.